Document and Entity Information Document	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TRANSGLOBE ENERGY CORP
Entity Central Index Key	0000736744
Document Type	40-F/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	72,205,369
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY